Ivy Funds

Supplement dated December 29, 2016 to the

Ivy Apollo Strategic Income Fund and Ivy Apollo Multi-Asset Income Fund Prospectus

dated January 29, 2016

and as supplemented March 2, 2016, March 30, 2016, June 8, 2016 and September 30, 2016

Effective January 1, 2017, the following changes are made to the third paragraph of the “Your Account — Choosing a Share Class — Potential Conflicts of Interest” section on page 49:

The words “, its financial advisors,” in the second sentence and the entire fourth sentence are both deleted.

Supplement	Prospectus	1